ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 33,574	$ 29,136
Non-current	23,491	23,410
Accounts payable and other	$ 57,065	$ 52,546